Exhibit 99.2

May 27, 2022
CSFR Holdings I, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE: FirstKey Homes 2022-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by CSFR Holdings I, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject

Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:
1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 18 of the 609 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Schedule I

Client Code	Address	HOA Status
10966901	[REDACTED]	APPARENT HOA PROPERTY
11659501	[REDACTED]	APPARENT HOA PROPERTY
13019301	[REDACTED]	APPARENT HOA PROPERTY
16808603	[REDACTED]	APPARENT HOA PROPERTY
24477601	[REDACTED]	APPARENT HOA PROPERTY
65137401	[REDACTED]	APPARENT HOA PROPERTY
84109501	[REDACTED]	APPARENT HOA PROPERTY
90049613	[REDACTED]	APPARENT HOA PROPERTY
90158701	[REDACTED]	APPARENT HOA PROPERTY
90268703	[REDACTED]	APPARENT HOA PROPERTY
90278701	[REDACTED]	APPARENT HOA PROPERTY
90297401	[REDACTED]	APPARENT HOA PROPERTY
91009502	[REDACTED]	APPARENT HOA PROPERTY
91129402	[REDACTED]	APPARENT HOA PROPERTY
91167001	[REDACTED]	APPARENT HOA PROPERTY
91308701	[REDACTED]	APPARENT HOA PROPERTY
95719102	[REDACTED]	APPARENT HOA PROPERTY
99019601	[REDACTED]	APPARENT HOA PROPERTY
10028302	[REDACTED]	APPARENT NON-HOA PROPERTY
10039702	[REDACTED]	APPARENT NON-HOA PROPERTY
10039703	[REDACTED]	APPARENT NON-HOA PROPERTY
10059706	[REDACTED]	APPARENT NON-HOA PROPERTY
10128302	[REDACTED]	APPARENT NON-HOA PROPERTY
10138803	[REDACTED]	APPARENT NON-HOA PROPERTY
10178101	[REDACTED]	APPARENT NON-HOA PROPERTY
10179703	[REDACTED]	APPARENT NON-HOA PROPERTY
10439101	[REDACTED]	APPARENT NON-HOA PROPERTY
10508302	[REDACTED]	APPARENT NON-HOA PROPERTY
10519103	[REDACTED]	APPARENT NON-HOA PROPERTY
10568301	[REDACTED]	APPARENT NON-HOA PROPERTY
10608603	[REDACTED]	APPARENT NON-HOA PROPERTY
10628301	[REDACTED]	APPARENT NON-HOA PROPERTY
10668302	[REDACTED]	APPARENT NON-HOA PROPERTY
10718302	[REDACTED]	APPARENT NON-HOA PROPERTY
10727001	[REDACTED]	APPARENT NON-HOA PROPERTY
10749106	[REDACTED]	APPARENT NON-HOA PROPERTY
10858103	[REDACTED]	APPARENT NON-HOA PROPERTY
11077401	[REDACTED]	APPARENT NON-HOA PROPERTY
11089702	[REDACTED]	APPARENT NON-HOA PROPERTY

11179705	[REDACTED]	APPARENT NON-HOA PROPERTY
11218604	[REDACTED]	APPARENT NON-HOA PROPERTY
11228604	[REDACTED]	APPARENT NON-HOA PROPERTY
11268001	[REDACTED]	APPARENT NON-HOA PROPERTY
11319703	[REDACTED]	APPARENT NON-HOA PROPERTY
11338605	[REDACTED]	APPARENT NON-HOA PROPERTY
11389702	[REDACTED]	APPARENT NON-HOA PROPERTY
11618302	[REDACTED]	APPARENT NON-HOA PROPERTY
11658601	[REDACTED]	APPARENT NON-HOA PROPERTY
11749701	[REDACTED]	APPARENT NON-HOA PROPERTY
11797901	[REDACTED]	APPARENT NON-HOA PROPERTY
11817701	[REDACTED]	APPARENT NON-HOA PROPERTY
12068602	[REDACTED]	APPARENT NON-HOA PROPERTY
12069101	[REDACTED]	APPARENT NON-HOA PROPERTY
12069705	[REDACTED]	APPARENT NON-HOA PROPERTY
12079102	[REDACTED]	APPARENT NON-HOA PROPERTY
12108103	[REDACTED]	APPARENT NON-HOA PROPERTY
12117902	[REDACTED]	APPARENT NON-HOA PROPERTY
12129701	[REDACTED]	APPARENT NON-HOA PROPERTY
12208604	[REDACTED]	APPARENT NON-HOA PROPERTY
12298301	[REDACTED]	APPARENT NON-HOA PROPERTY
12298802	[REDACTED]	APPARENT NON-HOA PROPERTY
12299702	[REDACTED]	APPARENT NON-HOA PROPERTY
12319501	[REDACTED]	APPARENT NON-HOA PROPERTY
12348802	[REDACTED]	APPARENT NON-HOA PROPERTY
12359102	[REDACTED]	APPARENT NON-HOA PROPERTY
12387001	[REDACTED]	APPARENT NON-HOA PROPERTY
12428402	[REDACTED]	APPARENT NON-HOA PROPERTY
12438402	[REDACTED]	APPARENT NON-HOA PROPERTY
12459101	[REDACTED]	APPARENT NON-HOA PROPERTY
12518602	[REDACTED]	APPARENT NON-HOA PROPERTY
12559102	[REDACTED]	APPARENT NON-HOA PROPERTY
12639101	[REDACTED]	APPARENT NON-HOA PROPERTY
12708602	[REDACTED]	APPARENT NON-HOA PROPERTY
12708603	[REDACTED]	APPARENT NON-HOA PROPERTY
12988302	[REDACTED]	APPARENT NON-HOA PROPERTY
12988403	[REDACTED]	APPARENT NON-HOA PROPERTY
13049702	[REDACTED]	APPARENT NON-HOA PROPERTY
13128102	[REDACTED]	APPARENT NON-HOA PROPERTY
13129702	[REDACTED]	APPARENT NON-HOA PROPERTY
13198601	[REDACTED]	APPARENT NON-HOA PROPERTY
13199702	[REDACTED]	APPARENT NON-HOA PROPERTY
13218303	[REDACTED]	APPARENT NON-HOA PROPERTY

13269701	[REDACTED]	APPARENT NON-HOA PROPERTY
13298602	[REDACTED]	APPARENT NON-HOA PROPERTY
13408601	[REDACTED]	APPARENT NON-HOA PROPERTY
13517001	[REDACTED]	APPARENT NON-HOA PROPERTY
13598801	[REDACTED]	APPARENT NON-HOA PROPERTY
13778301	[REDACTED]	APPARENT NON-HOA PROPERTY
14008604	[REDACTED]	APPARENT NON-HOA PROPERTY
14049103	[REDACTED]	APPARENT NON-HOA PROPERTY
14069702	[REDACTED]	APPARENT NON-HOA PROPERTY
14078602	[REDACTED]	APPARENT NON-HOA PROPERTY
14098807	[REDACTED]	APPARENT NON-HOA PROPERTY
14118602	[REDACTED]	APPARENT NON-HOA PROPERTY
14198201	[REDACTED]	APPARENT NON-HOA PROPERTY
14218802	[REDACTED]	APPARENT NON-HOA PROPERTY
14219703	[REDACTED]	APPARENT NON-HOA PROPERTY
14269701	[REDACTED]	APPARENT NON-HOA PROPERTY
14308601	[REDACTED]	APPARENT NON-HOA PROPERTY
14318602	[REDACTED]	APPARENT NON-HOA PROPERTY
14378201	[REDACTED]	APPARENT NON-HOA PROPERTY
15029501	[REDACTED]	APPARENT NON-HOA PROPERTY
15048301	[REDACTED]	APPARENT NON-HOA PROPERTY
15049702	[REDACTED]	APPARENT NON-HOA PROPERTY
15058701	[REDACTED]	APPARENT NON-HOA PROPERTY
15069702	[REDACTED]	APPARENT NON-HOA PROPERTY
15069703	[REDACTED]	APPARENT NON-HOA PROPERTY
15097701	[REDACTED]	APPARENT NON-HOA PROPERTY
15139703	[REDACTED]	APPARENT NON-HOA PROPERTY
15177001	[REDACTED]	APPARENT NON-HOA PROPERTY
15179703	[REDACTED]	APPARENT NON-HOA PROPERTY
15208602	[REDACTED]	APPARENT NON-HOA PROPERTY
15228801	[REDACTED]	APPARENT NON-HOA PROPERTY
15258301	[REDACTED]	APPARENT NON-HOA PROPERTY
15289102	[REDACTED]	APPARENT NON-HOA PROPERTY
15328802	[REDACTED]	APPARENT NON-HOA PROPERTY
15379102	[REDACTED]	APPARENT NON-HOA PROPERTY
15448602	[REDACTED]	APPARENT NON-HOA PROPERTY
15638301	[REDACTED]	APPARENT NON-HOA PROPERTY
15709701	[REDACTED]	APPARENT NON-HOA PROPERTY
15988402	[REDACTED]	APPARENT NON-HOA PROPERTY
16058601	[REDACTED]	APPARENT NON-HOA PROPERTY
16069702	[REDACTED]	APPARENT NON-HOA PROPERTY
16069703	[REDACTED]	APPARENT NON-HOA PROPERTY
16179702	[REDACTED]	APPARENT NON-HOA PROPERTY

16388201	[REDACTED]	APPARENT NON-HOA PROPERTY
16549101	[REDACTED]	APPARENT NON-HOA PROPERTY
16559103	[REDACTED]	APPARENT NON-HOA PROPERTY
16567701	[REDACTED]	APPARENT NON-HOA PROPERTY
16569501	[REDACTED]	APPARENT NON-HOA PROPERTY
16589701	[REDACTED]	APPARENT NON-HOA PROPERTY
16828601	[REDACTED]	APPARENT NON-HOA PROPERTY
17089702	[REDACTED]	APPARENT NON-HOA PROPERTY
17198801	[REDACTED]	APPARENT NON-HOA PROPERTY
17209703	[REDACTED]	APPARENT NON-HOA PROPERTY
17338802	[REDACTED]	APPARENT NON-HOA PROPERTY
17518601	[REDACTED]	APPARENT NON-HOA PROPERTY
17699503	[REDACTED]	APPARENT NON-HOA PROPERTY
17817701	[REDACTED]	APPARENT NON-HOA PROPERTY
17978101	[REDACTED]	APPARENT NON-HOA PROPERTY
17979103	[REDACTED]	APPARENT NON-HOA PROPERTY
18009703	[REDACTED]	APPARENT NON-HOA PROPERTY
18037702	[REDACTED]	APPARENT NON-HOA PROPERTY
18059704	[REDACTED]	APPARENT NON-HOA PROPERTY
18059705	[REDACTED]	APPARENT NON-HOA PROPERTY
18108402	[REDACTED]	APPARENT NON-HOA PROPERTY
18108403	[REDACTED]	APPARENT NON-HOA PROPERTY
18189701	[REDACTED]	APPARENT NON-HOA PROPERTY
18208601	[REDACTED]	APPARENT NON-HOA PROPERTY
18239702	[REDACTED]	APPARENT NON-HOA PROPERTY
18259706	[REDACTED]	APPARENT NON-HOA PROPERTY
18289704	[REDACTED]	APPARENT NON-HOA PROPERTY
18298101	[REDACTED]	APPARENT NON-HOA PROPERTY
18299702	[REDACTED]	APPARENT NON-HOA PROPERTY
18358301	[REDACTED]	APPARENT NON-HOA PROPERTY
18509703	[REDACTED]	APPARENT NON-HOA PROPERTY
18608201	[REDACTED]	APPARENT NON-HOA PROPERTY
18918101	[REDACTED]	APPARENT NON-HOA PROPERTY
19007901	[REDACTED]	APPARENT NON-HOA PROPERTY
19037901	[REDACTED]	APPARENT NON-HOA PROPERTY
19047902	[REDACTED]	APPARENT NON-HOA PROPERTY
19107901	[REDACTED]	APPARENT NON-HOA PROPERTY
19129702	[REDACTED]	APPARENT NON-HOA PROPERTY
19158601	[REDACTED]	APPARENT NON-HOA PROPERTY
19168401	[REDACTED]	APPARENT NON-HOA PROPERTY
19509102	[REDACTED]	APPARENT NON-HOA PROPERTY
19809104	[REDACTED]	APPARENT NON-HOA PROPERTY
19867601	[REDACTED]	APPARENT NON-HOA PROPERTY

19868201	[REDACTED]	APPARENT NON-HOA PROPERTY
20009701	[REDACTED]	APPARENT NON-HOA PROPERTY
20068601	[REDACTED]	APPARENT NON-HOA PROPERTY
20078301	[REDACTED]	APPARENT NON-HOA PROPERTY
20118603	[REDACTED]	APPARENT NON-HOA PROPERTY
20139705	[REDACTED]	APPARENT NON-HOA PROPERTY
20239702	[REDACTED]	APPARENT NON-HOA PROPERTY
20319102	[REDACTED]	APPARENT NON-HOA PROPERTY
20817702	[REDACTED]	APPARENT NON-HOA PROPERTY
21018601	[REDACTED]	APPARENT NON-HOA PROPERTY
21128602	[REDACTED]	APPARENT NON-HOA PROPERTY
21217705	[REDACTED]	APPARENT NON-HOA PROPERTY
21297702	[REDACTED]	APPARENT NON-HOA PROPERTY
21348301	[REDACTED]	APPARENT NON-HOA PROPERTY
21379702	[REDACTED]	APPARENT NON-HOA PROPERTY
21539702	[REDACTED]	APPARENT NON-HOA PROPERTY
22049701	[REDACTED]	APPARENT NON-HOA PROPERTY
22136901	[REDACTED]	APPARENT NON-HOA PROPERTY
22269702	[REDACTED]	APPARENT NON-HOA PROPERTY
22418101	[REDACTED]	APPARENT NON-HOA PROPERTY
22498601	[REDACTED]	APPARENT NON-HOA PROPERTY
22649101	[REDACTED]	APPARENT NON-HOA PROPERTY
22728402	[REDACTED]	APPARENT NON-HOA PROPERTY
22759701	[REDACTED]	APPARENT NON-HOA PROPERTY
23029701	[REDACTED]	APPARENT NON-HOA PROPERTY
23509706	[REDACTED]	APPARENT NON-HOA PROPERTY
24088602	[REDACTED]	APPARENT NON-HOA PROPERTY
24218301	[REDACTED]	APPARENT NON-HOA PROPERTY
24258801	[REDACTED]	APPARENT NON-HOA PROPERTY
24388601	[REDACTED]	APPARENT NON-HOA PROPERTY
24499701	[REDACTED]	APPARENT NON-HOA PROPERTY
24509103	[REDACTED]	APPARENT NON-HOA PROPERTY
25029701	[REDACTED]	APPARENT NON-HOA PROPERTY
25029702	[REDACTED]	APPARENT NON-HOA PROPERTY
25029703	[REDACTED]	APPARENT NON-HOA PROPERTY
25089702	[REDACTED]	APPARENT NON-HOA PROPERTY
25199702	[REDACTED]	APPARENT NON-HOA PROPERTY
25258601	[REDACTED]	APPARENT NON-HOA PROPERTY
25269701	[REDACTED]	APPARENT NON-HOA PROPERTY
25369702	[REDACTED]	APPARENT NON-HOA PROPERTY
25408301	[REDACTED]	APPARENT NON-HOA PROPERTY
25439702	[REDACTED]	APPARENT NON-HOA PROPERTY
25928101	[REDACTED]	APPARENT NON-HOA PROPERTY

25959103	[REDACTED]	APPARENT NON-HOA PROPERTY
26009703	[REDACTED]	APPARENT NON-HOA PROPERTY
26009704	[REDACTED]	APPARENT NON-HOA PROPERTY
26009705	[REDACTED]	APPARENT NON-HOA PROPERTY
26078401	[REDACTED]	APPARENT NON-HOA PROPERTY
26159701	[REDACTED]	APPARENT NON-HOA PROPERTY
26198601	[REDACTED]	APPARENT NON-HOA PROPERTY
26208801	[REDACTED]	APPARENT NON-HOA PROPERTY
26309701	[REDACTED]	APPARENT NON-HOA PROPERTY
26379703	[REDACTED]	APPARENT NON-HOA PROPERTY
26419102	[REDACTED]	APPARENT NON-HOA PROPERTY
26538601	[REDACTED]	APPARENT NON-HOA PROPERTY
26689103	[REDACTED]	APPARENT NON-HOA PROPERTY
26989702	[REDACTED]	APPARENT NON-HOA PROPERTY
27399703	[REDACTED]	APPARENT NON-HOA PROPERTY
27789702	[REDACTED]	APPARENT NON-HOA PROPERTY
27818401	[REDACTED]	APPARENT NON-HOA PROPERTY
27989701	[REDACTED]	APPARENT NON-HOA PROPERTY
28149101	[REDACTED]	APPARENT NON-HOA PROPERTY
28159702	[REDACTED]	APPARENT NON-HOA PROPERTY
28168602	[REDACTED]	APPARENT NON-HOA PROPERTY
28217601	[REDACTED]	APPARENT NON-HOA PROPERTY
28319701	[REDACTED]	APPARENT NON-HOA PROPERTY
28358401	[REDACTED]	APPARENT NON-HOA PROPERTY
28679702	[REDACTED]	APPARENT NON-HOA PROPERTY
28679703	[REDACTED]	APPARENT NON-HOA PROPERTY
29169702	[REDACTED]	APPARENT NON-HOA PROPERTY
29278301	[REDACTED]	APPARENT NON-HOA PROPERTY
29409106	[REDACTED]	APPARENT NON-HOA PROPERTY
29699101	[REDACTED]	APPARENT NON-HOA PROPERTY
30129701	[REDACTED]	APPARENT NON-HOA PROPERTY
30159702	[REDACTED]	APPARENT NON-HOA PROPERTY
30169703	[REDACTED]	APPARENT NON-HOA PROPERTY
30178301	[REDACTED]	APPARENT NON-HOA PROPERTY
30978601	[REDACTED]	APPARENT NON-HOA PROPERTY
31048601	[REDACTED]	APPARENT NON-HOA PROPERTY
31139101	[REDACTED]	APPARENT NON-HOA PROPERTY
31149701	[REDACTED]	APPARENT NON-HOA PROPERTY
31149702	[REDACTED]	APPARENT NON-HOA PROPERTY
31159701	[REDACTED]	APPARENT NON-HOA PROPERTY
31188702	[REDACTED]	APPARENT NON-HOA PROPERTY
31207701	[REDACTED]	APPARENT NON-HOA PROPERTY
31218303	[REDACTED]	APPARENT NON-HOA PROPERTY

31229701	[REDACTED]	APPARENT NON-HOA PROPERTY
31587701	[REDACTED]	APPARENT NON-HOA PROPERTY
31608301	[REDACTED]	APPARENT NON-HOA PROPERTY
31649102	[REDACTED]	APPARENT NON-HOA PROPERTY
31698101	[REDACTED]	APPARENT NON-HOA PROPERTY
32379701	[REDACTED]	APPARENT NON-HOA PROPERTY
33457701	[REDACTED]	APPARENT NON-HOA PROPERTY
33659102	[REDACTED]	APPARENT NON-HOA PROPERTY
33889101	[REDACTED]	APPARENT NON-HOA PROPERTY
33959101	[REDACTED]	APPARENT NON-HOA PROPERTY
34047402	[REDACTED]	APPARENT NON-HOA PROPERTY
34048802	[REDACTED]	APPARENT NON-HOA PROPERTY
34178601	[REDACTED]	APPARENT NON-HOA PROPERTY
34379701	[REDACTED]	APPARENT NON-HOA PROPERTY
34398801	[REDACTED]	APPARENT NON-HOA PROPERTY
34459701	[REDACTED]	APPARENT NON-HOA PROPERTY
34969102	[REDACTED]	APPARENT NON-HOA PROPERTY
35139402	[REDACTED]	APPARENT NON-HOA PROPERTY
35159701	[REDACTED]	APPARENT NON-HOA PROPERTY
35277701	[REDACTED]	APPARENT NON-HOA PROPERTY
35399701	[REDACTED]	APPARENT NON-HOA PROPERTY
35659101	[REDACTED]	APPARENT NON-HOA PROPERTY
36019101	[REDACTED]	APPARENT NON-HOA PROPERTY
36027704	[REDACTED]	APPARENT NON-HOA PROPERTY
36038801	[REDACTED]	APPARENT NON-HOA PROPERTY
36059703	[REDACTED]	APPARENT NON-HOA PROPERTY
36089702	[REDACTED]	APPARENT NON-HOA PROPERTY
36257704	[REDACTED]	APPARENT NON-HOA PROPERTY
36447701	[REDACTED]	APPARENT NON-HOA PROPERTY
36459102	[REDACTED]	APPARENT NON-HOA PROPERTY
37027703	[REDACTED]	APPARENT NON-HOA PROPERTY
37069701	[REDACTED]	APPARENT NON-HOA PROPERTY
37099701	[REDACTED]	APPARENT NON-HOA PROPERTY
37229703	[REDACTED]	APPARENT NON-HOA PROPERTY
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80319701	[REDACTED]	APPARENT NON-HOA PROPERTY
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90107601	[REDACTED]	APPARENT NON-HOA PROPERTY
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90219106	[REDACTED]	APPARENT NON-HOA PROPERTY
90239104	[REDACTED]	APPARENT NON-HOA PROPERTY
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90309105	[REDACTED]	APPARENT NON-HOA PROPERTY
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90369108	[REDACTED]	APPARENT NON-HOA PROPERTY
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90459111	[REDACTED]	APPARENT NON-HOA PROPERTY
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90617401	[REDACTED]	APPARENT NON-HOA PROPERTY
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90717401	[REDACTED]	APPARENT NON-HOA PROPERTY
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90809115	[REDACTED]	APPARENT NON-HOA PROPERTY
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90819104	[REDACTED]	APPARENT NON-HOA PROPERTY
90909113	[REDACTED]	APPARENT NON-HOA PROPERTY
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91018802	[REDACTED]	APPARENT NON-HOA PROPERTY
91039109	[REDACTED]	APPARENT NON-HOA PROPERTY
91039704	[REDACTED]	APPARENT NON-HOA PROPERTY
91067402	[REDACTED]	APPARENT NON-HOA PROPERTY

91088614	[REDACTED]	APPARENT NON-HOA PROPERTY
91089701	[REDACTED]	APPARENT NON-HOA PROPERTY
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91117603	[REDACTED]	APPARENT NON-HOA PROPERTY
91118611	[REDACTED]	APPARENT NON-HOA PROPERTY
91138609	[REDACTED]	APPARENT NON-HOA PROPERTY
91149109	[REDACTED]	APPARENT NON-HOA PROPERTY
91149703	[REDACTED]	APPARENT NON-HOA PROPERTY
91177602	[REDACTED]	APPARENT NON-HOA PROPERTY
91179703	[REDACTED]	APPARENT NON-HOA PROPERTY
91208611	[REDACTED]	APPARENT NON-HOA PROPERTY
91217601	[REDACTED]	APPARENT NON-HOA PROPERTY
91258608	[REDACTED]	APPARENT NON-HOA PROPERTY
91269105	[REDACTED]	APPARENT NON-HOA PROPERTY
91309111	[REDACTED]	APPARENT NON-HOA PROPERTY
91339703	[REDACTED]	APPARENT NON-HOA PROPERTY
91399105	[REDACTED]	APPARENT NON-HOA PROPERTY
91408611	[REDACTED]	APPARENT NON-HOA PROPERTY
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91507605	[REDACTED]	APPARENT NON-HOA PROPERTY
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91559110	[REDACTED]	APPARENT NON-HOA PROPERTY
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91809112	[REDACTED]	APPARENT NON-HOA PROPERTY
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91859701	[REDACTED]	APPARENT NON-HOA PROPERTY
91868302	[REDACTED]	APPARENT NON-HOA PROPERTY
92028803	[REDACTED]	APPARENT NON-HOA PROPERTY
92069106	[REDACTED]	APPARENT NON-HOA PROPERTY
92168605	[REDACTED]	APPARENT NON-HOA PROPERTY
92179705	[REDACTED]	APPARENT NON-HOA PROPERTY
92209106	[REDACTED]	APPARENT NON-HOA PROPERTY
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92248303	[REDACTED]	APPARENT NON-HOA PROPERTY
92248802	[REDACTED]	APPARENT NON-HOA PROPERTY
92258604	[REDACTED]	APPARENT NON-HOA PROPERTY
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92299702	[REDACTED]	APPARENT NON-HOA PROPERTY
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92328302	[REDACTED]	APPARENT NON-HOA PROPERTY
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92498302	[REDACTED]	APPARENT NON-HOA PROPERTY
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93068604	[REDACTED]	APPARENT NON-HOA PROPERTY
93108402	[REDACTED]	APPARENT NON-HOA PROPERTY
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93147603	[REDACTED]	APPARENT NON-HOA PROPERTY
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94038804	[REDACTED]	APPARENT NON-HOA PROPERTY
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94109707	[REDACTED]	APPARENT NON-HOA PROPERTY
94129703	[REDACTED]	APPARENT NON-HOA PROPERTY
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94308803	[REDACTED]	APPARENT NON-HOA PROPERTY
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95178605	[REDACTED]	APPARENT NON-HOA PROPERTY
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95429001	[REDACTED]	APPARENT NON-HOA PROPERTY
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96019704	[REDACTED]	APPARENT NON-HOA PROPERTY
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96159102	[REDACTED]	APPARENT NON-HOA PROPERTY
96168802	[REDACTED]	APPARENT NON-HOA PROPERTY
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96229102	[REDACTED]	APPARENT NON-HOA PROPERTY
96288001	[REDACTED]	APPARENT NON-HOA PROPERTY
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97108802	[REDACTED]	APPARENT NON-HOA PROPERTY
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97198801	[REDACTED]	APPARENT NON-HOA PROPERTY
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97298802	[REDACTED]	APPARENT NON-HOA PROPERTY
97349704	[REDACTED]	APPARENT NON-HOA PROPERTY
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97859105	[REDACTED]	APPARENT NON-HOA PROPERTY
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99017701	[REDACTED]	APPARENT NON-HOA PROPERTY
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99279704	[REDACTED]	APPARENT NON-HOA PROPERTY
99608802	[REDACTED]	APPARENT NON-HOA PROPERTY
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